Segment Information - Reconciliation of interest and finance costs (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest and finance cost	$ 411,021	$ 332,129	$ 210,128
Interest income	12,146	12,498	4,203
Total assets	10,371,603	10,123,692	8,878,491
Reportable Segment
Interest and finance cost	412,185
Interest income	13,310
Total assets	10,488,822
Intersegment Elimination
Interest and finance cost	(1,164)
Interest income	(1,164)
Total assets	$ (117,219)